UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00746

MAIN STREET CAPITAL CORPORATION
(Name of Registrant)

1300 Post Oak Boulevard, 8th Floor
Houston, Texas 77056
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)    Title of the class of securities of Main Street Capital Corporation (the “Company”) to be redeemed:

7.84% Series A Senior Notes due December 23, 2025 (the “Series A Notes”); and
7.53% Series B Senior Notes due December 23, 2025 (the “Series B Notes” and, together with the Series A Notes, the “Notes”).

(2)    Date on which the securities are to be redeemed:

The Notes will be redeemed on September 26, 2026 (the “Redemption Date”).

(3)    Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be prepaid pursuant to Section 8 of that certain Master Note Purchase Agreement, dated December 23, 2022, as supplemented by that certain First Supplement to Master Note Purchase Agreement, dated February 2, 2023, by and among the Company and each of the purchasers listed on the signature pages thereto (the “Note Purchase Agreement”).

(4)    The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes (approximately $150,000,000 aggregate principal amount) pursuant to the terms of the Note Purchase Agreement.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 25th day of September, 2025.

Main Street Capital Corporation

By:	/s/ Ryan R. Nelson
Name: Ryan R. Nelson
Title: Chief Financial Officer